Finance Costs and Fair Value Movement (Tables)	12 Months Ended
Jun. 30, 2023
Finance Costs and Fair Value Movement
Schedule of finance costs and fair value movement

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
(a) Finance costs
Interest on debt and borrowings	(25,548)	(17,142)	(8,588)
Interest on debt and borrowings Related Party	(7,181)	—	—
Other finance costs	(2,319)	(994)	(207)
Total finance costs	(35,048)	(18,136)	(8,795)
(b) Fair value movement
Prepayment fee feature	—	(6,291)	(5,947)
Warrant liability	17,826	(3,491)	—
Embedded derivative	(849)	—	—
Total Fair value movement	16,977	(9,782)	(5,947)